Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Banchile Administradora General de Fondos S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent		99.98%	99.98%
Percentage of interest owned by subsidiaries in group		0.02%	0.02%
Consolidated controlling interest in subsidiaries		100.00%	100.00%
Banchile Asesoría Financiera S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent		99.96%	99.96%
Percentage of interest owned by subsidiaries in group
Consolidated controlling interest in subsidiaries		99.96%	99.96%
Banchile Corredores de Seguros Ltda. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent		99.83%	99.83%
Percentage of interest owned by subsidiaries in group		0.17%	0.17%
Consolidated controlling interest in subsidiaries		100.00%	100.00%
Banchile Corredores de Bolsa S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent		99.70%	99.70%
Percentage of interest owned by subsidiaries in group		0.30%	0.30%
Consolidated controlling interest in subsidiaries		100.00%	100.00%
Banchile Securitizadora S.A. en Liquidación [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent	[1]		99.01%
Percentage of interest owned by subsidiaries in group	[1]		0.99%
Consolidated controlling interest in subsidiaries	[1]		100.00%
Socofin S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of entities in which bank directly or indirectly owns a controlling interest [Line Items]
Percentage of interest owned by parent		99.00%	99.00%
Percentage of interest owned by subsidiaries in group		1.00%	1.00%
Consolidated controlling interest in subsidiaries		100.00%	100.00%

[1]	See Note No. 5, letter (b).